SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual)	3 Months Ended		9 Months Ended			12 Months Ended
	Sep. 30, 2015 USD ($)	Sep. 30, 2014 USD ($)	Sep. 30, 2015 USD ($)	Sep. 30, 2015 HKD	Sep. 30, 2014 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 HKD	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Summary of Significant Accounting Policies [Line Items]
Cash and Cash Equivalents, at Carrying Value, Total	$ 4,591,681	$ 1,387,601	$ 4,591,681		$ 1,387,601	$ 2,355,839		$ 260,187	$ 0
Foreign Currency Exchange Rate Weighted Average Translation Rate			7.7530	7.7530	7.7545	7.7545	7.7545	7.7565
Listing Fee Revenue	$ 439,811	309,637	$ 1,549,587		$ 915,632	$ 1,774,461		$ 290,078
Commissions Fee Percentage on Total Transaction			0.30%	0.30%		0.30%	0.30%
Reduced Commission Fee Percentage on Total Transaction			0.20%	0.20%		0.20%	0.20%
Minimum Charge on Total Transaction			$ 0.13	HKD 1		$ 0.13	HKD 1
Incentive Percentage to Related Referrer on Commission Earned			5.00%	5.00%		5.00%	5.00%
Foreign Currency Exchange Rate, Translation	7.7499		7.7499			7.7531		7.7539
Restricted Cash and Cash Equivalents	$ 14,719,845		$ 14,719,845			$ 6,865,821		$ 3,660,885
Fees and Commissions, Other	2,239,526	569,482	3,267,516		1,442,443	2,832,158		66,477
Property Management Fee Revenue	$ 26,889	$ 42,741	$ 98,674		$ 77,373	$ 113,243		$ 2,293
Management Fee Income Description			$0.0013 (HK$0.01) per 100 artwork ownership units per day.	$0.0013 (HK$0.01) per 100 artwork ownership units per day.		$0.0013 (HK$0.01) per 100 artwork ownership shares per day.	$0.0013 (HK$0.01) per 100 artwork ownership shares per day.
Stockholders' Equity, Reverse Stock Split			1-for-25	1-for-25		1-for-25	1-for-25
China, Yuan Renminbi
Summary of Significant Accounting Policies [Line Items]
Foreign Currency Exchange Rate Weighted Average Translation Rate			6.2477	6.2477
Foreign Currency Exchange Rate, Translation	6.3556		6.3556
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Offering Fee Percent	22.50%		22.50%			22.50%
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Offering Fee Percent	47.00%		47.00%			31.00%